UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/10

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ] is a restatement
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Holland Capital Management LLC
Address:  One N. Wacker Drive, Suite 700
          Chicago, IL 60606

Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan Chamberlain
Title:  CCO
Phone:  312-553-4844

Signature, Place, and Date of Signing:

     /s/Susan Chamberlain              Chicago, IL              05/06/10
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/10

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   78

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,440,087
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO.             13F FILE NUMBER          NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    42664  1206225 SH       Sole                                    1206225
Advance Auto Parts             cs               00751y106     2096    50000 SH       Sole                                      50000
AFLAC                          cs               001055102    20447   376625 SH       Sole                                     376625
Alberto-Culver                 cs               013078100     2011    76900 SH       Sole                                      76900
Amazon                         cs               023135106    14371   105850 SH       Sole                                     105850
American Tower                 cs               029912201    34548   810800 SH       Sole                                     810800
Apple                          cs               037833100    63485   270150 SH       Sole                                     270150
Automatic Data Processing      cs               053015103    11381   255925 SH       Sole                                     255925
Berkshire Hathaway Class B     cs               084670702    38412   472648 SH       Sole                                     472648
BioMarin                       cs               09061g101     2794   119550 SH       Sole                                     119550
BlackRock                      cs               09247x101    14525    66700 SH       Sole                                      66700
Cameron Intl                   cs               13342b105     4247    99100 SH       Sole                                      99100
Cisco Systems                  cs               17275r102    43794  1682425 SH       Sole                                    1682425
Citrix Systems                 cs               177376100    68537  1443800 SH       Sole                                    1443800
Copart, Inc.                   cs               217204106     3193    89700 SH       Sole                                      89700
Costco                         cs               22160k105    18092   303000 SH       Sole                                     303000
Covidien                       cs               G2554F105    42552   846300 SH       Sole                                     846300
Diageo ADR                     cs               25243Q205    15598   231250 SH       Sole                                     231250
Disney                         cs               254687106    22829   653925 SH       Sole                                     653925
Donaldson                      cs               257651109     2820    62500 SH       Sole                                      62500
Expeditors International       cs               302130109    25147   681125 SH       Sole                                     681125
Exxon Mobil                    cs               30231G102     9384   140100 SH       Sole                                     140100
FactSet Research Systems       cs               303075105     1977    26950 SH       Sole                                      26950
Fiserv, Inc.                   cs               337738108     3145    61950 SH       Sole                                      61950
FormFactor                     cs               346375108     1690    95150 SH       Sole                                      95150
General Electric               cs               369604103      571    31375 SH       Sole                                      31375
Genzyme Corporation            cs               372917104    26852   518075 SH       Sole                                     518075
Global Payments                cs               37940X102     2542    55800 SH       Sole                                      55800
Google                         cs               38259p508    37002    65245 SH       Sole                                      65245
H.J. Heinz                     cs               423074103    15754   345400 SH       Sole                                     345400
Halliburton Company            cs               406216101    32125  1066200 SH       Sole                                    1066200
Healthcare Services Group      cs               421906108     2168    96600 SH       Sole                                      96600
Heartland Express              cs               422347104     1833   111100 SH       Sole                                     111100
Honeywell International        cs               438516106    27775   613550 SH       Sole                                     613550
Hospira                        cs               441060100    32662   576550 SH       Sole                                     576550
IHS                            cs               451734107    15532   290475 SH       Sole                                     290475
Intel                          cs               458140100    16631   746125 SH       Sole                                     746125
Intl Business Machines         cs               459200101    31033   241975 SH       Sole                                     241975
Iron Mountain                  cs               462846106     2874   104900 SH       Sole                                     104900
Jacobs Engineering Group       cs               469814107     2339    51750 SH       Sole                                      51750
Kohl's Corporation             cs               500255104    10195   186100 SH       Sole                                     186100
Laboratory Corporation of Amer cs               50540R409    34331   453450 SH       Sole                                     453450
Linear Technology              cs               535678106     1398    49500 SH       Sole                                      49500
McCormick & Co.                cs               579780206     2346    61150 SH       Sole                                      61150
McKesson Corporation           cs               58155q103    28143   428225 SH       Sole                                     428225
Mead Johnson                   cs               582839106    16017   307850 SH       Sole                                     307850
Microsoft                      cs               594918104    45785  1563295 SH       Sole                                    1563295
MSC Industrial Direct          cs               553530106    12950   255325 SH       Sole                                     255325
NIKE                           cs               654106103    24382   331725 SH       Sole                                     331725
Noble Corporation              cs               H5833N103    18495   442250 SH       Sole                                     442250
Occidental Petroleum           cs               674599105    45119   533700 SH       Sole                                     533700
optionsXpress                  cs               684010101     1279    78500 SH       Sole                                      78500
Paychex                        cs               704326107     1104    35925 SH       Sole                                      35925
PepsiCo                        cs               713448108    26042   393625 SH       Sole                                     393625
Portfolio Recovery Associates  cs               73640q105     1926    35100 SH       Sole                                      35100
Praxair                        cs               74005p104    21744   261975 SH       Sole                                     261975
Procter & Gamble               cs               742718109    28709   453750 SH       Sole                                     453750
QUALCOMM                       cs               747525103    23368   556900 SH       Sole                                     556900
Questar Corporation            cs               748356102    17299   400450 SH       Sole                                     400450
Range Resources                cs               75281A109    52888  1128400 SH       Sole                                    1128400
Roper Industries               cs               776696106    19467   336575 SH       Sole                                     336575
Ross Stores                    cs               778296103     2906    54350 SH       Sole                                      54350
Sigma-Aldrich                  cs               826552101     2474    46100 SH       Sole                                      46100
Southwestern Energy            cs               845467109    28931   710475 SH       Sole                                     710475
Suntech Power ADR              cs               86800c104    13826   986150 SH       Sole                                     986150
Symantec Corporation           cs               871503108    12588   743625 SH       Sole                                     743625
TD Ameritrade                  cs               87236y108    27399  1437495 SH       Sole                                    1437495
Tiffany & Co.                  cs               886547108     2982    62800 SH       Sole                                      62800
Total Systems Services         cs               891906109      951    60750 SH       Sole                                      60750
United Technologies            cs               913017109    18844   256000 SH       Sole                                     256000
UPS                            cs               911312106    12972   201400 SH       Sole                                     201400
Visa                           cs               92826c839    33052   363090 SH       Sole                                     363090
WABCO                          cs               92927k102     2699    90200 SH       Sole                                      90200
Wal-Mart Stores                cs               931142103    16526   297225 SH       Sole                                     297225
Waters Corporation             cs               941848103    18937   280375 SH       Sole                                     280375
XTO Energy                     cs               98385X106    12735   269919 SH       Sole                                     269919
Yum! Brands                    cs               988498101    40198  1048725 SH       Sole                                    1048725
Zebra Technologies             cs               989207105     1643    55500 SH       Sole                                      55500